Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Details of Revenue from Contracts with Customers Based on Service Contract and Timing of Satisfaction of Performance Obligations	Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2022	2021	2020
	(In millions of Korean won)
Service contract
Micro-transaction revenue
Online game	₩ 80,147	₩ 64,382	₩ 76,110
Mobile game	261,622	164,646	251,960
	341,769	229,028	328,070
Royalties and license fees
Online game	9,109	10,988	13,435
Mobile game	97,150	155,518	46,364
	106,259	166,506	59,799

Others	15,590	18,404	18,084
	463,618	413,938	405,953
Timing of satisfaction of performance obligations
At a point in time	25	8	—
Over time	463,593	413,930	405,953
	₩ 463,618	₩ 413,938	₩ 405,953

Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities	Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2022 and 2021 are as follows:

	2022	2021
	(In millions of Korean won)
Accounts receivable	₩ 77,257	₩ 52,615
Incremental costs of obtaining a contract (Prepaid expenses)	1,722	861
Contract liabilities (Deferred revenue)	18,574	13,579
Micro-transaction revenue	16,788	12,622
Royalties and license fees	101	116
Website and application development	1,685	841

Transaction Price Allocated to Unsatisfied Performance Obligation	Transaction price allocated to unsatisfied performance obligations as of December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Micro-transaction revenue
Online game	₩ 9,918	₩ 9,374	₩ 8,418
Mobile game	6,869	3,248	4,468
	16,787	12,622	12,886
Royalties and license fees
Online game	49	96	286
Mobile game	52	21	21
	101	117	307

Website and application development	1,686	840	600
Total	₩ 18,574	₩ 13,579	₩ 13,793

Details of Incremental Costs of Obtaining Contract Recognized as Assets	Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022		December 31, 2021
	(In millions of Korean won)
Incremental costs of obtaining a contract	₩	1,722	₩	861

Details of Amortization Costs Recognized as Cost of Revenues
Details of incremental costs of obtaining a contract recognized as cost of revenues as of December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	(In millions of Korean won)
Incremental costs of obtaining a contract recognized as cost of revenues	₩	861	₩	1,277	₩	998